Segment Results - Corporate Divisions - Private Bank (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ (46)	€ 134	€ (45)	€ 134
Private Bank [Member]
Net revenues [Abstract]
Personal Banking		1,303	1,404	2,627	2,789
Wealth Management and Private Banking		1,029	996	2,083	2,049
Total net revenues		2,332	2,400	4,710	4,838
Of which [Abstract]
Net interest income		1,442	1,543	2,875	3,075
Commission and fee income		731	724	1,520	1,501
Remaining income		159	132	315	262
Provision for credit losses		149	147	367	413
Noninterest expenses [Abstract]
Compensation and benefits		765	716	1,474	1,404
General and administrative expenses		1,068	1,193	2,169	2,396
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		(45)	135	(45)	135
Total noninterest expenses		1,788	2,044	3,599	3,935
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		€ 395	€ 209	€ 743	€ 489
Employees (full time equivalent)	[1]	37,599	38,092	37,599	38,092
Employees (front office, full time equivalent)	[1]	17,962	18,822	17,962	18,822
Employees (business aligned operations, full time equivalent)	[1]	7,725	7,957	7,725	7,957
Employees (allocated central infrastructure, full time equivalent)	[1]	11,912	11,312	11,912	11,312
Total assets	[1],[2]	€ 327,000	€ 330,000	€ 327,000	€ 330,000
Risk-weighted assets (RWA)	[1]	96,000	87,000	96,000	87,000
of which, operational risk RWA	[1],[3]	15,000	8,000	15,000	8,000
Leverage exposure	[1]	335,000	341,000	335,000	341,000
Deposits	[1]	314,000	307,000	314,000	307,000
Loans gross of allowances for loan losses	[1]	260,000	263,000	260,000	263,000
Assets under Management	[1],[4]	613,000	565,000	613,000	565,000
Net flows		€ 7,000	€ 6,000	€ 19,000	€ 10,000
Cost Income Ratio		76.70%	85.20%	76.40%	81.30%
Post tax return on average shareholders equity	[5]	7.10%	3.70%	6.80%	4.50%
Post tax return on average tangible shareholders equity	[5]	7.10%	3.90%	6.90%	4.80%

[1]	As of quarter-end
[2]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report
[4]	Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management and Private Banking, it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services. Within the new Private Bank coverage area ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, starting from the first quarter of 2024, demand deposits of Private Banking in Germany were reclassified to Assets under Management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’
[5]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Basis of preparation/impact of changes in accounting principles - Business Segments” of this report